Accrued Expenses and Other Liabilities (Details 1) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY		Jun. 30, 2012 CNY		Jun. 30, 2011 CNY
Other long-term provisions	$ 5,513	33,834		26,682		41,830
Defined benefit liabilities	16,201	99,429	[1]	131,504	[1]	90,830	[1]
Long-term derivative liabilities (Note 13)	484	2,973		1,470		4,393
Other long-term liabilities	$ 22,198	136,236		159,656		137,053

[1]	PGW makes contributions to two defined benefit plans that provide a range of superannuation and insurance benefits for employees and former employees. The plan’s retired employees are entitled to receive an annual pension payment payable on their life and in some cases on the life of a surviving spouse. The balance as of June 30, 2013 is comprised of the gross value of the defined benefit obligation of RMB347.5 million ($56.6 million) and the carrying value of plan assets of RMB248.1 million ($40.4 million). The contributions to the defined benefit plans were RMB18.2 million ($3.0 million) by PGW, and RMB5.5 million ($0.9 million) by members in 2013. (Note 22)